Segment disclosure (Tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Adjusted EBITDA and Revenue

The following table shows the revenue and Adjusted EBITDA by reportable segments for each of the last two years.

	Year ended March 31,
	2015	2014	2013
Revenue:
Education	$395,233	$439,669	N/A
Enterprise	91,477	93,994	N/A
NextWindow	6,209	55,511	N/A

	$492,919	$589,174	$589,370

Adjusted EBITDA:
Education	$99,179	$143,473	N/A
Enterprise	11,500	16,102	N/A
NextWindow	3,418	5,315	N/A
Corporate(1)	(79,734)	(90,442)	N/A

	$34,363	$74,448	$48,821

(1)

Certain corporate level activity is not allocated to segments, including research and development, corporate marketing expenses, general and administrative costs such as management, finance, legal, information systems and human resources, and restructuring costs.

Schedule of Reconciliation from Adjusted EBITDA to Consolidated Financial Statements

The reconciliation from Adjusted EBITDA to the consolidated financial statements was as follows:

	Year ended March 31,
	2015	2014	2013
Adjusted EBITDA	$34,363	$74,448	$48,821
Adjustments:
Change in deferred revenue	(61,595)	(30,792)	(510)
Stock-based compensation expense	5,910	3,603	3,284
Depreciation in cost of sales	5,353	9,518	3,760
Depreciation and amortization	11,337	38,724	30,761
Restructuring costs	6,108	5,891	21,174
(Gain) loss on sale of long-lived assets	(84)	(4,151)	88
Impairment of assets	—	—	36,367
Interest expense	19,958	21,446	12,761
Foreign exchange loss	11,107	9,904	5,003
Other income	(712)	(759)	(394)

Income (loss) before income taxes	$36,981	$21,064	$(63,473)

Summary of Revenue Information Relating to Geographic Locations

Revenue information relating to the geographic locations in which the Company sells products was as follows:

	Year ended March 31,
	2015	2014	2013
Revenue
United States	$255,544	$266,610	$329,427
Canada	37,852	62,979	43,636
Europe, Middle East and Africa	152,569	167,099	166,232
Rest of World	46,954	92,486	50,075

	$492,919	$589,174	$589,370